Lease Liabilities - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Leases Liabilities [Abstract]
Leasing expenses	$ 1.6	$ 3.1